FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                AMORTIZED
   AMOUNT                    DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
COMMERCIAL PAPER - 66.2%
           BANKS - 19.2%
--------------------------------------------------------------------------------
$10,000    ABN Amro, 2/5/01                                             $  9,993
 10,000    ABN Amro, 7/9/01                                                9,772
  6,000    Banc One Corp., 2/28/01                                         5,971
 10,000    Bank of Montreal, 6/4/01                                        9,822
  6,780    Banque Nationale de Paris, 4/10/01                              6,709
 10,000    Deutsche Bank, 2/15/01                                          9,975
 10,000    Deutsche Bank, 3/5/01                                           9,943
 10,000    Dexia, 2/26/01                                                  9,955
 10,000    Dexia, 3/14/01                                                  9,928
 10,000    Dexia, 4/3/01                                                   9,897
  5,000    Rabobank, 7/18/01                                               4,880
 10,000    Societe Generale, 2/21/01                                       9,964
 10,000    Societe Generale, 3/20/01                                       9,918
 10,000    Societe Generale, 4/12/01                                       9,875
 10,000    Societe Generale, 7/9/01                                        9,773
 15,000    Toronto Dominion, 5/4/01                                       14,775
 15,000    Toronto Dominion, 7/9/01                                       14,656
 10,000    Wells Fargo & Co., 2/28/01                                      9,951
 10,000    Wells Fargo & Co., 3/8/01                                       9,937
--------------------------------------------------------------------------------
              Total                                                      185,694
--------------------------------------------------------------------------------
           BROKERAGE - 17.7%
--------------------------------------------------------------------------------
 10,000    Credit Suisse First Boston, Inc., 2/12/01                       9,980
 10,000    Credit Suisse First Boston, Inc., 2/12/01                       9,930
 10,000    Credit Suisse First Boston, Inc. 5/17/01                        9,813
 10,000    Credit Suisse First Boston, Inc., 5/29/01                       9,826
 10,000    Goldman Sachs Group, 2/14/01                                    9,976
 10,000    Goldman Sachs Group, 4/11/01                                    9,877
 10,000    Goldman Sachs Group, 4/30/01                                    9,872
  5,000    Goldman Sachs Group, 5/11/01                                    4,916
 10,000    Merril Lynch & Co., 2/2/01                                      9,998
  9,887    Merril Lynch & Co., 4/12/01                                     9,779
 10,000    Salomon Smith Barney, Inc., 2/6/01                              9,992
 30,000    U.B.S. Finance, 2/1/01                                         30,000
 30,000    U.B.S. Finance, 2/1/01                                         30,000
  7,500    U.B.S. Finance, 5/4/01                                          7,397
--------------------------------------------------------------------------------
              Total                                                      171,356
--------------------------------------------------------------------------------
           CONSUMER PRODUCTS - 1.5%
--------------------------------------------------------------------------------
 15,000    Procter & Gamble, 3/7/01                                       14,920
--------------------------------------------------------------------------------
           ENERGY - 4.3%
--------------------------------------------------------------------------------
  7,000    BP, 2/1/01                                                      7,000
 10,000    Chevron Corp., 3/14/01                                          9,926
 15,000    Chevron Corp., 3/22/01                                         14,871
 10,000    Chevron Corp., 4/26/01                                          9,874
--------------------------------------------------------------------------------
              Total                                                       41,671
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                AMORTIZED
   AMOUNT                    DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
                        FINANCIAL - 13.9%
--------------------------------------------------------------------------------
$15,000    American Express Credit Corp., 2/21/01                       $ 14,952
 15,000    American Express Credit Corp., 3/2/01                          14,924
  5,000    American Express Credit Corp., 5/18/01                          4,911
 10,000    Associates, 2/12/01                                             9,983
 10,000    General Electric Capital Corp., 3/16/01                         9,927
 10,000    General Electric Capital Corp., 4/4/01                          9,893
  5,000    General Electric Capital Corp., 5/8/01                          4,931
 10,000    General Motors Acceptance Corp., 2/9/01                         9,985
 10,000    IBM Credit Corp., 2/1/01                                       10,000
 10,000    Metlife Funding, 2/16/01                                        9,973
 10,000    Pitney Bowes, 2/20/01                                           9,966
 10,000    Toyota Corp., 2/8/01                                            9,987
 15,000    Toyota Corp., 2/23/01                                          14,942
--------------------------------------------------------------------------------
              Total                                                      134,374
--------------------------------------------------------------------------------
           MISCELLANEOUS -  3.6%
--------------------------------------------------------------------------------
 25,000    Dupont, 2/27/01                                                24,897
 10,050    Tribune Co., 2/14/01                                           10,026
--------------------------------------------------------------------------------
              Total                                                       34,923
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS - 1.1%
--------------------------------------------------------------------------------
 10,000    Bell South, 2/22/01                                             9,962
--------------------------------------------------------------------------------
           UTILITIES - 4.9%
--------------------------------------------------------------------------------
 15,000    MEAG 6.58%, 3/6/01                                             15,000
 10,000    MEAG 6.53%, 4/5/01                                             10,000
 10,000    National Rural, 3/26/01                                         9,905
  8,000    National Rural, 4/17/01                                         7,893
  5,000    National Rural, 8/23/01                                         4,830
--------------------------------------------------------------------------------
              Total                                                       47,628
--------------------------------------------------------------------------------
           Total Commercial Paper                                        640,528
--------------------------------------------------------------------------------
CORPORATE BONDS - 23.5%
           BANKS - 6.3%
--------------------------------------------------------------------------------
  2,000    ABN Amro Bank, 6.625%, 10/31/01                                 1,998
  5,000    Banc One Corp., Floating Rate Note,
            4/19/01, (5.79%, 4/19/01) (b)                                  5,000
  4,350    Bank of America NA, 6.350%, 3/15/01                             4,346
  2,000    Bank of America NA, Floating Rate Note,
            6/11/01, (6.63%, 3/11/01)(b)                                   2,000
 15,000    Bayerishe Landesbank NY, 5.625%, 2/26/01                       14,996
  4,600    Bayerishe Landesbank NY, 6.600%, 5/24/01                        4,598
  5,000    Chase Manhattan Corp., Floating Rate Note,
            4/26/01, (5.64%, 4/26/01)(b)                                   5,000
  5,750    Wells Fargo Co., 6.250%, 3/15/01                                5,746
  1,570    Wells Fargo Co., 6.875%, 5/10/01                                1,569
  4,000    West Deutsche Landesbk NY, Floating Rate
           Note, 3/23/01, (5.71%, 2/23/01)(b)                              4,000
 12,000    West Deutsche Landesbk NY, 6.670%,
           9/28/2001                                                      12,092
--------------------------------------------------------------------------------
              Total                                                       61,345
--------------------------------------------------------------------------------


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                AMORTIZED
   AMOUNT                    DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
                        BROKERAGE - 3.9%
--------------------------------------------------------------------------------
$ 4,000    Bank One, Floating Rate Note,
            11/17/00, (6.090%, 2/18/00) (b)                              $ 4,001
  8,370    Merrill Lynch & Co., 5.710%, 1/15/02                            8,404
  8,500    Merrill Lynch & Co., 6.70%, 2/7/01                              8,500
  2,250    Merrill Lynch & Co., Floating Rate
            Note, 5/30/01, (5.78%, 2/28/01)(b)                             2,250
 15,000    Morgan JP & Co., Floating Rate Note,
            3/16/01, (5.87%, 2/15/01)(b)                                  15,001
  3,500    Salomon Smith Barney Inc.,
            5.875%, 2/1/01                                                 3,500
--------------------------------------------------------------------------------
              Total                                                       37,655
--------------------------------------------------------------------------------
                        FINANCIAL - 10.0%
--------------------------------------------------------------------------------
  5,000    American Express Credit Corp., 6.125%, 11/15/01                 5,014
  2,550    Associates Corp. NA, 5.875%, 5/16/01                            2,544
  1,250    Associates Corp. NA, 6.700%, 5/29/01                            1,250
  5,500    Associates Corp. NA, 6.450%, 10/15/01                           5,499
  5,000    Associates Corp. NA, 6.730%, 10/22/01                           4,999
  3,200    AT&T Capital Corp., 6.800%, 2/1/01                              3,200
  3,600    AT&T Capital Corp., 6.250%, 5/15/01                             3,589
  8,200    Capital One Funding Corp., Floating Rate
            Note, 1/2/19, (5.93%, 2/6/01) (b)                              8,200
  6,800    Capital One Funding Corp., Floating Rate
           Note, 10/1/21, (5.850%, 2/5/01) (b)                             6,800
  5,900    Chrysler Financial Co., 5.875%, 2/7/01                          5,899
  1,000    Chrysler Financial Co., 6.080%, 3/6/01                            999
  1,250    Chrysler Financial Co., 6.080%, 3/12/01                         1,249
 10,000    CIT Croup Inc., Floating Rate Note,
            2/14/01, (6.10%, 2/14/01)(b)                                  10,000
  1,390    CIT Group Inc., 6.700%, 2/26/01                                 1,389
  4,750    Ford Motor Credit Co., 6.570%, 3/19/01                          4,748
  2,000    General Motors Acceptance Corp., 7.875%, 3/7/01                 2,001
  6,500    General Motors Acceptance Corp., 5.350%, 4/16/01                6,478
  3,000    General Motors Acceptance Corp., 6.650%, 4/25/01                2,999
  1,500    General Motors Acceptance Corp., 5.350%, 5/4/01                 1,494
  8,300    General Motors Acceptance Corp., 6.100%, 6/1/01                 8,282
  8,150    General Electric Capital Corp., 5.920%, 4/3/01                  8,147
  2,000    General Electric Capital Corp., 6.550%, 5/7/01                  1,997
--------------------------------------------------------------------------------
              Total                                                       96,777
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                AMORTIZED
   AMOUNT                    DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
           HEALTHCARE - 1.2%
--------------------------------------------------------------------------------
$12,000    Landmark Medical, Floating Rate
              Note, 1/1/21, (5.900%, 2/2/01) (b)                        $ 12,000
           MISCELLANEOUS - 2.1%
--------------------------------------------------------------------------------
 20,000    Wal-Mart Stores, 6.150%, 8/10/01                               20,072
--------------------------------------------------------------------------------
              Total                                                       20,072
--------------------------------------------------------------------------------
           Total Corporate Bonds                                         227,849
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 1.4%
  2,700    Alleghany County, PA, Municipal Bond Floating Rate,
            5/1/15, (5.79%, 2/1/01) (b)                                    2,700
  2,000    Washington County, PA, Floating Rate Note, 11/1/20
            (5.79%, 2/1/01) (b)                                            2,000
  2,700    Evanston, Illinois, Municipal Bond Floating Rate, 12/1/21,
            (5.90%, 2/5/01) (B)                                            2,700
  6,600    Illinois Education Municipal Bond, Floating Rate Note, 3/1/34,
            (5.90%, 2/5/01) (b)                                            6,600
--------------------------------------------------------------------------------
              Total                                                       14,000
--------------------------------------------------------------------------------
           Total Municipal Bonds                                          14,000
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS - 8.9%
 86,329    Warburg/Dillon, 5.6700, dated
            1/31/01, due 2/1/01, collateralized
            by U.S. Treasury Bonds, 6.250%,
            due 5/15/30 with a value of $88,060                           86,329
--------------------------------------------------------------------------------
           Total Repurchase Agreements                                    86,329
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (AMORTIZED
           COST $968,706) (A) - 100.0%                                   968,706
--------------------------------------------------------------------------------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - ( 0.0%)                                                (424)
--------------------------------------------------------------------------------
           TOTAL NET ASSETS - 100.0%                                    $968,282
--------------------------------------------------------------------------------



(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

--------------------------------------------------------------------------------
   PAR                         SECURITY                                   MARKET
  VALUE                        DESCRIPTION                                 VALUE
---------  -------------------------------------------------------     ---------
U.S. GOVERNMENT AGENCIES - 99.9%
           FEDERAL FARM CREDIT BANK - 13.2%
--------------------------------------------------------------------------------
$12,000    Discount Note, 2/1/01                                        $ 12,000
  5,000    Discount Note, 2/2/01                                           4,999
 10,000    Discount Note, 2/9/01                                           9,987
  5,500    Discount Note, 2/27/01                                          5,478
  5,000    Discount Note, 3/5/01                                           4,972
  5,000    Discount Note, 3/8/01                                           4,969
  2,000    Discount Note, 3/13/01                                          1,986
  5,000    Discount Note, 3/28/01                                          4,954
  6,935    Discount Note, 3/29/01                                          6,868
  3,000    6.100%, 9/24/01                                                 3,013
  4,000    6.000%, 10/01/01                                                4,019
  2,500    6.375%, 11/01/01                                                2,497
--------------------------------------------------------------------------------
              Total                                                       65,742
--------------------------------------------------------------------------------
                        FEDERAL HOME LOAN BANK - 51.0%
--------------------------------------------------------------------------------
  5,000    Discount Note, 2/7/01                                           4,995
  1,000    5.150%, 2/9/01                                                  1,000
  4,890    5.375%, 2/13/01                                                 4,888
 10,000    Discount Note, 2/14/01                                          9,977
  6,000    5.625%, 2/15/01                                                 5,998
  4,255    6.465%, 2/16/01                                                 4,254
 16,250    Discount Note, 2/21/01                                         16,196
 10,000    Discount Note, 2/28/01                                          9,958
 14,550    5.375%, 3/2/01                                                 14,534
 10,000    Discount Note, 3/12/01                                          9,932
 10,845    6.500%, 3/15/01                                                10,839
  1,515    6.450%, 3/16/01                                                 1,514
 12,435    5.625%, 3/19/01                                                12,417
  5,000    Discount Note, 3/21/01                                          4,963
  8,355    Discount Note, 3/30/01                                          8,276
 25,000    Floating Rate Note, 4/3/01
            (4.981%, 2/7/01) (b)                                          25,000
  5,000    Discount Note, 4/4/01                                           4,946
  5,000    5.165%, 4/12/01                                                 4,984
 20,895    5.125%, 4/17/01                                                20,848
  5,000    6.500%, 4/26/01                                                 4,999
  3,000    5.750%, 4/30/01                                                 2,994
  2,120    6.100%, 5/4/01                                                  2,123
  5,000    Discount Note, 5/24/01                                          4,919
  4,750    Discount Note, 5/30/01                                          4,657
  5,000    Discount Note, 6/6/01                                           4,897
  1,500    5.825%, 6/15/01                                                 1,498
  5,000    Discount Note, 6/27/01                                          4,893
  1,000    5.935%, 7/6/01                                                    997
  5,000    7.310%, 7/6/01                                                  5,015
  3,100    5.655%, 7/10/01                                                 3,088
  4,000    6.050%, 7/19/01                                                 3,996
  3,080    5.500%, 8/13/01                                                 3,063
 10,000    Floating Rate Note, 8/15/01
            (5.683%, 2/15/00) (b)                                          9,996
  2,100    6.000%, 8/15/01                                                 2,106



--------------------------------------------------------------------------------
   PAR                         SECURITY                                   MARKET
  VALUE                        DESCRIPTION                                 VALUE
---------  -------------------------------------------------------     ---------
$ 3,430    5.875%, 8/15/01                                               $ 3,426
  1,000    5.580%, 8/17/01                                                   995
  2,500    5.295%, 9/4/01                                                  2,482
  5,200    5.875%, 9/17/01                                                 5,204
  1,800    5.585%, 9/24/01                                                 1,789
  1,500    5.375%, 10/5/01                                                 1,500
  1,515    7.125%, 11/15/01                                                1,520
  2,000    5.610%, 12/03/01                                                1,987
  1,500    6.140%, 12/17/01 (callable 6/17/01)                             1,503
--------------------------------------------------------------------------------
              Total                                                      255,166
--------------------------------------------------------------------------------
           STUDENT LOAN MARKETING
           ASSOCIATION - 35.9%
--------------------------------------------------------------------------------
 10,000    Floating Rate Note, 3/9/01 (5.594%, 2/6/01) (b)                10,001
  9,000    Floating Rate Note, 3/9/01 (5.554%, 2/6/01) (b)                 9,000
 10,000    Floating Rate Note, 3/15/01 (5.514%, 2/6/01) (b)               10,000
 10,000    Floating Rate Note, 4/19/01 (5.514%, 2/6/01) (b)               10,000
 10,000    Floating Rate Note, 7/19/01 (5.564%, 2/6/01) (b)               10,000
  2,000    6.600%, 8/10/01                                                 1,993
 10,000    Floating Rate Note, 10/11/01 (5.674%, 2/6/01) (b)               9,994
118,300    Master Note, 5.614%, 9/21/01 (c)                              118,300
--------------------------------------------------------------------------------
              Total                                                      179,288
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (AMORTIZED
           COST $500,196) (A) - 100.1%                                   500,196
--------------------------------------------------------------------------------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.1%)                                                 (520)
--------------------------------------------------------------------------------
           TOTAL NET ASSETS - 100.0%                                    $499,676
--------------------------------------------------------------------------------


(a) Also represents cost for federal tax purposes.

(b) Current rate and demand date shown.

(c) Current rate shown.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------

U.S. TREASURY BILLS - 2.1%
$20,000    Due 4/5/01                                                   $ 19,809
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 16.3%
 10,000    5.375%, 2/15/01                                                 9,995
 20,000    5.625%, 2/28/01                                                19,986
 10,000    6.250%, 4/30/01                                                10,022
 30,000    8.000%, 5/15/01                                                30,123
 20,000    6.500%, 5/31/01                                                20,002
 20,000    6.625%, 7/31/01                                                20,029
 20,000    7.875%, 8/15/01                                                20,243
 25,000    6.500%, 8/31/01                                                25,068
--------------------------------------------------------------------------------
              Total U.S. Treasury Notes                                  155,468
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 81.8%
115,000    ABN AMRO, 5.66%, Dated 1/31/01,
            Due 2/1/01 collateralized by
            U.S. Treasury Note, 5.875%
            due 11/30/01 with a value of
            $51,815 and U.S. Treasury Bonds,
            8.125% - 9.250%, due 2/15/16 -
            8/15/21 with a value of $65,485.                             115,000
 43,000    Banc Of America, 5.62%, Dated 1/31/01,
            Due 2/1/01 collateralized by a
            U.S. Treasury Note, 5.125% due
            12/31/02 with a value of $21,624
            and a U.S. Treasury Bill due
            5/10/01 with  a value of $22,176.                             43,000
 43,000    Banc One, 5.65%, Dated 1/31/01,
            Due 2/1/01 collateralized by
            U.S. Treasury Notes, 4.750%  -
            6.875%, due 12/31/01 - 8/15/07
            with a value of $43,865.                                      43,000
115,000    Barclays Capital, 5.65%, Dated 1/31/01,
            Due 2/1/01 collateralized by a
            U.S. Treasury Note, 5.50% due
            1/31/03 with a value of $30,667
            and a U.S. Treasry Bond, 13.375%,
            with a value of $86,632.                                     115,000
 43,000    Bear Stearns, 5.68% Dated 1/31/01,
            Due 2/1/01 collateralized by a
            U.S. Treasury Bond, 6.750% due
            8/15/26 with a value of $20,386,
            U.S. Treasury Notes, 5.625% -
            5.875% due 2/28/01 - 11/30/01,
            with a value of $2,393, and
            U.S. Treasury Bills due 4/19/01 -
            4/26/01 with a value of $23,973.                              43,000
 43,000    CS First Boston, 5.71% Dated 1/31/01,
            Due 2/1/01 collateralized by
            U.S. Treasury Notes, 6.500% - 6.250%,
            due 3/31/02 - 5/15/07 with a value
            of $44,074.                                                   43,000


--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
$43,000    Duetsche Bank, 5.625%, Dated
            1/31/01, Due 2/1/01 collateralized
            by a U.S. Treasury Notes, 5.00% -
            7.50% due 4/30/01 - 3/31/03
            with a value of $21,181 and U.S.
            Treasury Bonds, 8.75% - 10.375%
            due 11/15/09 - 5/15/20
            with a value of 21,980.                                     $ 43,000
 43,000    J.P. Morgan, 5.65%, Dated 1/31/01,
            Due 2/1/01 collateralized by a
            U.S. Treasury Bill due 4/26/01
            with a value of $43,860.                                      43,000
 43,000    Nesbitt Burns, 5.65%, Dated 1/31/01,
            Due 2/1/01 collateralized by U.S Treasury Notes, 5.75% -
            7.50% due 5/15/02 - 8/15/10 with a value of $27,878, and
            a U.S. Treasury Bond, 12.75% due 11/15/10 with a value
            of $5,653 and U.S. Treasury Bill due 02/01/01 with a
            value of $10,330.                                             43,000
 43,000    Salomon Smith Barney, 5.60%, Dated
            1/31/01, Due 2/1/01 collateralized
            by a U.S. Treasury Bond, 6.125%
            due 11/15/27 with  a value of
            $43,899.                                                      43,000
115,000    SG Cowen, 5.67%, Dated 1/31/01,
            Due 2/1/01 collateralized by
            U.S. Treasury Notes, 5.625% -
            6.000% due 5/15/06 with a value
            of $53,849, a U.S. Treasury Bond,
            12.0% due 8/15/13 with a value
            of $38,369 and U.S. Treasury Bills
            due 3/15/01 - 7/5/01 with a value
            of $25,161.                                                  115,000
 90,934    Warburg/Dillion, 5.67%, Dated 1/31/01,
            Due 2/1/01 collateralized by a
            U.S. Treasury Bill, 3.875% due
            4/15/29 with a value of $92,753.                              90,934
--------------------------------------------------------------------------------
           Total Repurchase Agreements                                   779,934
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (AMORTIZED COST
           $955,211) (A) - 100.2%                                        955,211
--------------------------------------------------------------------------------
           LIABILITIES IN EXCESS
           OF OTHER ASSETS - (0.2%)                                      (1,871)
--------------------------------------------------------------------------------
           TOTAL NET ASSETS - 100%                                      $953,340
--------------------------------------------------------------------------------

(a) Also represents cost for federal tax purposes


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------

COMMERCIAL PAPER - 10.1%
$ 2,100    Cornell, Michigan, 4.300%, 2/6/01                             $ 2,100
  3,000    Dallas, Texas, Water, 3.350%, 4/4/01                            3,000
  1,286    Dallas, Texas, Water, 3.400%, 5/9/01                            1,286
  2,000    El Paso, Texas, 4.300%, 2/12/01                                 2,000
  3,000    Intermountain Power Agency, Utah,
            Public Facilities Commission,
            4.300%, 2/13/01                                                3,000
  3,135    Louisiana, 4.300%, 2/28/01                                      3,135
  2,000    Ohio State University, 3.950%, 2/7/01                           2,000
  3,000    University of Texas, 2.500%, 2/5/01                             3,000
--------------------------------------------------------------------------------
           Total Commercial Paper                                         19,521
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 89.8%
           GENERAL OBLIGATION - 13.9%
--------------------------------------------------------------------------------
  1,000    Bay Village, Ohio, City School District,
            4.750%, 6/1/01                                                 1,002
  1,000    Bay Village, Ohio, City School District,
            3.750%, 6/1/01                                                 1,002
    174    Beavercreek, Ohio, 5.000%, 8/31/01                                174
    500    Bellbrook, Ohio, 4.800%, 10/19/01                                 501
    540    Brecksville, Ohio, 4.700%, 6/7/01                                 540
  1,160    Butler County, Ohio, 4.750%, 9/26/01                            1,163
    360    Celina, Ohio, 4.210%, 1/16/02                                     361
  2,000    Chicago, Illinois, Board of Education,
            Floating Rate Note, 3/1/32
            (4.450%, 2/1/01) (b)                                           2,000
    800    Clark County, Ohio, 4.750%, 4/12/01                               800
    395    Clark County, Ohio, 4.000%, 2/15/02                               396
    300    Columbus, Ohio, 4.250%, 6/15/01                                   301
    260    Cuyahoga County, Ohio, 5.000%, 7/12/01                            260
  1,000    Euclid, Ohio, 5.000%, 7/26/01                                   1,003
  1,300    Fairfield County, Ohio, 4.970%, 7/11/01                         1,303
  1,250    Goodrich, Michigan, School District,
            4.750%, 5/1/30 Mandatory Put
            4/2/01 @ 100)                                                  1,251
  1,334    Hancock County, Ohio, 5.100%, 11/21/01                          1,341
  1,000    Indian Hill, Ohio, Exempt Village
            School District, 4.420%, 6/28/01                               1,003
  1,500    Kent, Ohio, 4.650%, 12/6/01                                     1,504
    300    Lyndhurst, Ohio, 4.625%, 3/15/01                                  300
    360    Merrillville, Indiana, Conservancy
            District, 4.750%, 1/15/02                                        362
    750    Miamisburg, Ohio, 4.730%, 10/11/01                                751
    440    Middleburg Heights, Ohio, 4.875%, 8/10/01                         441
    455    Mount Lebanon, Pennsylvania, School
           District, 5.550%, 8/15/10                                         458
  1,000    Mount Vernon, Ohio, 4.820%, 9/25/01                             1,003
    575      Olmsted Falls, Ohio, 4.700%, 10/26/01                           576
  1,335    Pepper Pike, Ohio, 4.800%, 5/10/01                              1,336
    800    Saint Joseph County, Indiana, 4.500%, 12/30/01                    801


--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
$ 1,000    Solon, Ohio, School District,
            3.700%, 7/31/01                                              $ 1,002
    900    Tallmadge, Ohio, 4.750%, 4/26/01                                  900
    750    Westerville, Ohio, City School District,
            4.750%, 6/19/01                                                  751
    600    Worthington, Ohio, City School District,
            4.530%, 12/20/01                                                 601
  1,811    Wyoming, Ohio, 4.750%, 3/14/01                                  1,812
--------------------------------------------------------------------------------
              Total                                                       26,999
--------------------------------------------------------------------------------
                        REVENUE BONDS - 75.9%
--------------------------------------------------------------------------------
  5,200    Bexar County, Texas, Housing Finance,
           Floating Rate Note, 6/1/05
            (4.000%, 2/7/01) (b)                                           5,200
  1,700    Burke County, Georgia, Development
            Authority Pollution Control, Floating
            Rate Note, 7/1/24 (4.500%, 2/1/01) (b)                         1,700
    970    Charleston County, South Carolina, 7.100%,
            6/1/11 (Prerefunded 6/1/01 @ 102)                                998
  4,000    Chicago, Illinois, O'Hare International
            Airport, Floating Rate Note, 1/1/15
            (3.900%, 2/7/01) (b)                                           4,000
  2,000    Clarke County, Virginia, Industrial
            Development Authority, Floating Rate
            Note, 1/1/30 (4.250%, 2/7/01) (b)                              2,000
  3,000    Cohasset, Minnesota, Floating Rate
            Note, 6/1/20 (4.250%, 2/1/01) (b)                              3,000
  7,800    Delaware County, Pennsylvania, Industrial
            Development, Floating Rate Note,
            12/1/15 (4.150%, 2/1/01) (b)                                   7,800
  1,600    Galesburg, Illinois, Floating Rate Note,
            7/1/24 (4.600%, 2/1/01) (b)                                    1,600
  5,850    Idaho, Health Facilities, Floating Rate
            Note, 5/1/22 (4.250%, 2/1/01) (b)                              5,850
  4,900    Illinois Educational Facilities Authority,
            Floating Rate Note, 3/1/27
            (4.000%, 2/7/01) (b)                                           4,900
  3,000    Illinois Educational Facilities Authority,
            Floating Rate Note, 12/1/30
            (3.950%, 2/7/01) (b)                                           3,000
  2,400    Indiana Health Facilities Financial
            Authority, Floating Rate Note,
            1/1/20 (4.050%, 2/7/01) (b)                                    2,400
  2,000    Indiana State Educational Facilities
            Authority, Floating Rate Note,
            6/1/28 (4.000%, 2/7/01) (b)                                    2,000
  1,400    Indianapolis, Indiana, Industrial
            Economic Development, Floating Rate
            Note, 3/1/13 (4.150%, 2/7/01) (b)                              1,400
  2,900    Iowa Higher Education, Floating Rate
            Note, 11/1/30 (4.250%, 2/1/01) (b)                             2,900
  4,800    Iowa Financial Authority, Floating Rate
            Note, 8/15/12 (3.900%, 2/7/01) (b)                             4,800


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
$ 2,000    Jackson County, Mississippi, Pollution
            Control, Floating Rate Note, 6/1/23
            (4.100%, 2/1/01) (b)                                         $ 2,000
  4,600    Kansas City, Missouri, Industrial
            Development Authority Hospital,
            Floating Rate Note, 10/15/14
            (4.400%, 2/1/01) (b)                                           4,600
  5,400    Kentucky Economic Development
            Financial Authority Hospital
            Facilities, Floating Rate Note,
            1/1/22 (3.900%, 2/7/01) (b)                                    5,400
    500    Lancaster County, South Carolina, Water
            And Sewer System, 6.750%, 5/1/21
            (Prerefunded 5/1/01 @ 102)                                       513
  3,000    Maine, Health and Higher Educational
            Facilities Authority, Floating Rate
            Note, 1/1/29 (4.150%, 2/7/01) (b)                              3,000
  1,500    Maryland State Health And Higher
            Education, Floating Rate Note,
            7/1/24 (4.000%, 2/7/01) (b)                                    1,500
  2,800    Michigan State Hospital Financial
            Authority, Floating Rate Note,
            12/1/23 (4.350%, 2/1/01) (b)                                   2,800
  7,900    Michigan State Strategic Fund Limited
            Obligation, Floating Rate Note,
            9/1/30 (4.200%, 2/1/01) (b)                                    7,900
  1,400    Milwaukee County, Wisconsin, Floating
            Rate Note, 6/1/29 (4.000%, 2/7/01) (b)                         1,400
  7,600    Minneapolis, Minnesota, Housing And
            Redevelopment, Floating Rate Note,
            8/15/25 (4.300%, 2/1/01) (b)                                   7,600
  7,700    Minnesota State Higher Education,
            Floating Rate Note, 10/1/30
            (4.250%, 2/1/01) (b)                                           7,700
  2,615    Missouri State Health and Educational
            Facilities, Floating Rate Note,
            10/1/09 (4.300%, 2/1/01) (b)                                   2,615
  3,075    Missouri State Health and Educational
            Facilities, Floating Rate Note,
            10/1/24 (4.300%, 2/1/01) (b)                                   3,075
  1,800    Montgomery County, Ohio, Health
            Care Facilities, Floating Rate Note,
            12/1/08 (4.550%, 2/1/01) (b)                                   1,800
  2,000    Montgomery County, Ohio, Health
            Care Facilities, Floating Rate Note,
            12/1/20 (4.600%, 2/1/01) (b)                                   2,000
  4,400    Naperville, Illinois, Floating Rate Note,
            12/1/29 (4.050%, 2/7/01)                                       4,400
  2,200    New York City, New York, Municipal
            Water Authority, Water & Sewer
            System, Floating Rate Note, 6/15/24
            (4.100%, 2/1/01) (b)                                           2,200

--------------------------------------------------------------------------------
 PRINCIPAL                    SECURITY                                 AMORTIZED
  AMOUNT                     DESCRIPTION                                  COST
---------  -------------------------------------------------------     ---------
$ 5,100    Ohio State Water and Pollution Control,
            Floating Rate Note, 8/1/20 (3.950%,
            2/7/01) (b)                                                  $ 5,100
  4,700    Peoria, Illinois, Floating Rate Note,
            9/1/26 (4.600%, 2/1/01) (b)                                    4,700
  1,745    Rushville, Indiana, Economic
            Development, Floating Rate Note,
            7/1/16 (4.700%, 2/1/01 (b)                                     1,745
  2,800    South Fork, Pennsylvania, Floating Rate
            Note, 7/1/28 (4.200%, 2/1/01) (b)                              2,800
  2,965    Tulsa, Oklahoma, Industrial Authority,
            Floating Rate Note, 6/1/14 (4.600%,
            2/1/01) (b)                                                    2,965
  4,000    Tulsa, Oklahoma, Industrial Authority,
            Floating Rate Note, 10/1/31
            (4.500%, 2/1/01) (b)                                           4,000
  1,800    Uinta County, Wyoming, Pollution
            Control, Floating Rate Note, 8/15/20
            (4.100%, 2/1/01)                                               1,800
  1,000    University of Texas, 4.500%, 8/15/01                            1,006
  1,875    Vincennes, Indiana, Economic
            Development, Floating Rate Note,
            7/1/15 (4.700%, 2/1/01) (b)                                    1,875
  5,000    Wisconsin State Health and Educational
            Facilities Authority, Floating Rate
            Note, 12/1/15 (4.300%, 2/1/01)                                 5,000
  2,400    Wisconsin State Health Facilities
            Authority, Floating Rate Note,
            1/1/16 (3.900%, 2/7/01) (b)                                    2,400
--------------------------------------------------------------------------------
              Total                                                      147,442
--------------------------------------------------------------------------------
           Total Municipal Bonds                                         174,441
--------------------------------------------------------------------------------
           MONEY MARKET - 0.1%
    264    SEI Institutional Tax Free Fund                                   264
--------------------------------------------------------------------------------
           Total Money Market                                                264
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (AMORTIZED
           COST $194,226) (A) - 100.0%                                   194,226
--------------------------------------------------------------------------------
           ASSETS IN EXCESS OF OTHER
           LIABILITIES - (0.0%)                                               28
--------------------------------------------------------------------------------
           TOTAL NET ASSETS - 100.0%                                    $194,254
--------------------------------------------------------------------------------

(a) Also represents cost for federal tax purposes.

(b) Current rate and next reset date shown.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                                PRIME     GOVERNMENT  U.S. TREASURY  TAX EXEMPT
                                                                MONEY        MONEY        MONEY        MONEY
                                                                MARKET       MARKET       MARKET      MARKET
ASSETS:                                                          FUND         FUND         FUND         FUND
                                                              ---------    ---------    ---------    ---------
Investments, at amortized cost (Cost $882,377 $500,196,       $ 882,377    $ 500,196    $ 175,277    $ 194,226
   $175,277 and $194,226, respectively)
Repurchase agreements, at amortized cost (Cost $86,329; $0;
   $779,934 and $0, respectively)                                86,329         --        779,934         --
                                                              ---------    ---------    ---------    ---------
   Total Investments                                            968,706      500,196      955,211      194,226
Cash                                                                  2           22         --           --
Interest receivable                                               4,463        4,462        3,175          933
Receivable for Fund shares sold                                       3            7         --
Prepaid expenses and other assets                                   118          142          120           25
                                                              ---------    ---------    ---------    ---------
   Total Assets                                                 973,292      504,829      958,506      195,184
                                                              ---------    ---------    ---------    ---------
LIABILITIES:
Dividends payable                                                 4,637        2,387        4,942          483
Payable for investments purchased                                  --          1,500         --            397
Payable for fund shares sold                                       --          1,002         --           --
Accrued expenses and other payables:
   Investment advisory fees                                         306          174          218            8
   Administration fees                                             --              6         --             21
   Distribution fees                                                 60           44         --              2
   Other                                                              7           40            6           19
                                                              ---------    ---------    ---------    ---------
   Total Liabilities                                              5,010        5,153        5,166          930
                                                              ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                                                 968,300      499,646      953,288      194,267
Accumulated undistributed net realized gains
   (losses) on investment transactions                              (18)        (393)        (195)         (13)
Undistributed net investment income                                --            423          247         --
                                                              ---------    ---------    ---------    ---------
   Total Net Assets                                           $ 968,282    $ 499,676    $ 953,340    $ 194,254
                                                              =========    =========    =========    =========

Net assets:
   Institutional shares                                       $ 666,035    $ 242,341    $ 953,340    $ 162,815
   Investment A shares                                          302,108      257,335           NA       31,439
   Investment B shares                                              139           NA           NA           NA
                                                              ---------    ---------    ---------    ---------
   Total                                                      $ 968,282    $ 499,676    $ 953,340    $ 194,254
                                                              =========    =========    =========    =========

Outstanding units of beneficial interest (shares)
   Institutional shares                                         666,059      242,312      953,289      162,818
   Investment A shares                                          302,112      257,351           NA       31,450
   Investment B shares                                              139           NA           NA           NA
                                                              ---------    ---------    ---------    ---------
   Total                                                        968,310      499,663      953,289      194,268
                                                              =========    =========    =========    =========

Net asset value
   Offering and redemption price per share -
   Institutional Shares, Investment A Shares and
     Investment B Shares                                      $    1.00    $    1.00    $    1.00    $    1.00
                                                              =========    =========    =========    =========

(See Notes which are an integral part of the Financial Statements)


                                       9


FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                              PRIME         GOVERNMENT     U.S. TREASURY     TAX EXEMPT
                                                          MONEY MARKET     MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                               FUND            FUND             FUND             FUND
                                                            --------         --------         --------         --------
INVESTMENT INCOME:
Interest income                                             $ 25,822         $ 15,620         $ 29,894         $  3,239
                                                            --------         --------         --------         --------
   Total Income                                               25,822           15,620           29,894            3,239
                                                            --------         --------         --------         --------

EXPENSES:
Investment Advisory fees                                         643              358              780              132
Distribution services - Investment A Shares                      311              321             --                 41
Distribution services - Investment B Shares                     --               --               --               --
Fund accounting fees                                              70               37               73               28
Transfer agent fees                                               71               50               89               18
Trustees' fees                                                     1                2                4             --
Audit and legal fees                                              37               20               56               10
Custodian fees                                                    14                7               22                8
Miscellaneous fees                                                41               33               48               24
                                                            --------         --------         --------         --------
     Total Expenses                                            2,748            1,792            2,935              654
                                                            --------         --------         --------         --------
     Less fees voluntarily reduced                              (408)            (161)          (1,165)            (383)
                                                            --------         --------         --------         --------
     Net Expenses                                              2,340            1,631            1,770              271
                                                            --------         --------         --------         --------
     Net Investment Income                                    23,482           13,989           28,124            2,968
                                                            --------         --------         --------         --------
REALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions                 (11)            --               --               --
                                                            --------         --------         --------         --------
Change in net assets resulting from operations              $ 23,471         $ 13,989         $ 28,124         $  2,968
                                                            ========         ========         ========         ========

(See Notes which are an integral part of the Financial Statements)


                                       10

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   GOVERNMENT
                                                             PRIME MONEY MARKET FUND              MONEY MARKET FUND
                                                          -----------------------------     ------------------------------
                                                           SIX MONTHS                         SIX MONTHS
                                                              ENDED                            ENDED
                                                          JAN. 31, 2001      YEAR ENDED     JULY 31, 2001     YEAR ENDED
                                                           (UNAUDITED)     JULY 31, 2000     (UNAUDITED)     JULY 31, 2000
                                                           -----------      -----------      -----------      -----------
INCREASE /(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                      $    23,482      $    30,493      $    13,989      $    28,578
Net realized gains/(losses) on investment transactions             (11)              (6)            --               --
                                                           -----------      -----------      -----------      -----------
   Change in net assets resulting from operations               23,471           30,487           13,989           28,578
                                                           -----------      -----------      -----------      -----------

DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS:
   From net investment income                                   (7,273)         (23,129)          (6,656)         (12,744)
DISTRIBUTIONS TO INVESTMENT A SHAREHOLDERS:
   From net investment income                                  (16,203)          (7,364)          (7,333)         (15,830)
DISTRIBUTIONS TO INVESTMENT B SHAREHOLDERS:
   From net investment income                                       (6)            --               --               --
                                                           -----------      -----------      -----------      -----------
   Change in net assets from shareholder distributions         (23,482)         (30,493)         (13,989)         (28,574)
                                                           -----------      -----------      -----------      -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                                  1,076,021        1,860,423          275,882          819,496
Dividends reinvested                                             7,765            1,036            7,314            1,290
Cost of shares redeemed                                       (838,989)      (1,561,347)        (259,703)        (978,699)
                                                           -----------      -----------      -----------      -----------
   Change in net assets from share transactions                244,797          300,112           23,493         (157,913)
                                                           -----------      -----------      -----------      -----------
   Change in net assets                                        244,786          300,106           23,493         (157,909)

NET ASSETS:
Beginning of period                                            723,496          423,390          476,183          634,092
                                                           -----------      -----------      -----------      -----------
End of Period                                              $   968,282      $   723,496      $   499,676      $   476,183
                                                           ===========      ===========      ===========      ===========
Undistributed Net Investment Income                               --               --                423              423
                                                           ===========      ===========      ===========      ===========

(See notes which are an integral part of the financial statements)

                                       11

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                                                    U.S. TREASURY                    TAX EXEMPT
                                                                 MONEY MARKET FUND                 MONEY MARKET FUND
                                                           -----------------------------     ------------------------------
                                                            SIX MONTHS                        SIX MONTHS
                                                               ENDED                            ENDED
                                                           JULY 31, 2001     YEAR ENDED      JULY 31, 2001      YEAR ENDED
                                                            (UNAUDITED)     JULY 31, 2000     (UNAUDITED)     JULY 31, 2000
                                                            -----------      -----------      -----------      -----------
INCREASE /(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                       $    28,124      $    47,632      $     2,968      $     3,307
Net realized gains/(losses)
on investment transactions                                         --               (195)            --                 (3)
                                                            -----------      -----------      -----------      -----------
   Change in net assets resulting from operations                28,124           47,437            2,968            3,304
                                                            -----------      -----------      -----------      -----------

DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS:
   From net investment income                                   (28,124)         (47,632)          (2,356)          (2,478)
DISTRIBUTIONS TO INVESTMENT A SHAREHOLDERS:
   From net investment income                                      --               --               (612)            (829)
                                                            -----------      -----------      -----------      -----------
   Change in net assets from shareholder distributions          (28,124)         (47,632)          (2,968)          (3,307)
                                                            -----------      -----------      -----------      -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                                   1,323,608        2,529,768          252,707          233,738
Dividends reinvested                                              3,400            6,522              915               63
Cost of shares redeemed                                      (1,245,325)      (2,520,724)        (190,056)        (147,507)
                                                            -----------      -----------      -----------      -----------
   Change in net assets from share transactions                  81,683           15,566           63,566           86,294
                                                            -----------      -----------      -----------      -----------
   Change in net assets                                          81,683           15,371           63,566           86,291

NET ASSETS:
Beginning of period                                             871,657          856,286          130,688           44,397
                                                            -----------      -----------      -----------      -----------
End of Period                                               $   953,340      $   871,657      $   194,254      $   130,688
                                                            ===========      ===========      ===========      ===========
Undistributed Net Investment Income                         $       247      $       247      $        --      $        --
                                                            ===========      ===========      ===========      ===========

(See notes which are an integral part of the financial statements)

                                       12

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust"), is registered under the Investment Company
Act of 1940, as amended (the "Act"), as an open-end management investment company. At January 31, 2001, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money
Market Fund, and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Government Money Market Fund and the Tax Exempt Money Market Fund offer two classes of shares: Institutional Shares and Investment A Shares. The Prime Money
Market Fund offers three classes of shares: Institutional Shares, Investment A
Shares, and Investment B shares. The U.S. Treasury Money Market Fund offers only
Institutional Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares and Investment B Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees
(the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal
Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date).
Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount.
Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                       13




FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.


                                       14


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)

(3) SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

Transactions in Fund shares were as follows (amounts in thousands):
                                                               PRIME                               GOVERNMENT
                                                        MONEY MARKET FUND                       MONEY MARKET FUND
                                                 ---------------------------------       ---------------------------------
                                                  SIX MONTHS                             SIX MONTHS
                                                     ENDED            YEAR ENDED            ENDED             YEAR ENDED
                                                 JAN. 31, 2001       JULY 31, 2000       JAN. 31, 2001       JULY 31, 2000
                                                  -----------         -----------         -----------         -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                  $   884,784         $ 1,354,117         $   170,382         $   418,802
   Dividends reinvested                                   962               1,035                  42                --
   Shares redeemed                                   (728,116)         (1,195,099)           (139,871)           (460,001)
                                                  -----------         -----------         -----------         -----------
   INSTITUTIONAL SHARES:                          $   157,630         $   160,053         $    30,553         $   (41,199)
                                                  -----------         -----------         -----------         -----------
INVESTMENT A SHARES:
   Shares issued                                  $   157,567         $   506,307         $   105,501         $   400,694
   Shares issued for reorganization                      --                  --                  --                  --
   Dividends reinvested                                 6,803                --                 7,271               1,290
   Shares redeemed                                    (77,342)           (366,248)           (119,832)           (518,698)
                                                  -----------         -----------         -----------         -----------
   INVESTMENT A SHARES                            $    87,028         $   140,059         $    (7,060)        $  (116,714)
                                                  -----------         -----------         -----------         -----------
INVESTMENT B SHARES:*
   Shares issued                                  $    33,670         $      --                --             $      --
   Dividends reinvested                                  --                  --                  --                  --
   Shares redeemed                                    (33,531)               --                  --                  --
                                                  -----------         -----------         -----------         -----------
   INVESTMENT B SHARES                            $       139         $      --                  --           $      --
                                                  -----------         -----------         -----------         -----------
TOTAL NET INCREASE (DECREASE) FROM
   CAPITAL TRANSACTIONS                           $   244,797         $   300,112         $    23,493         $  (157,913)
                                                  ===========         ===========         ===========         ===========

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                      884,784           1,354,108             170,382             418,800
   Dividends reinvested                                   962               1,035                  42                --
   Shares redeemed                                   (728,116)         (1,195,083)           (139,871)           (460,001)
                                                  -----------         -----------         -----------         -----------
   INSTITUTIONAL SHARES:                              157,630             160,060              30,553             (41,201)
                                                  -----------         -----------         -----------         -----------
INVESTMENT A SHARES:
   Shares issued                                      157,567             506,306             105,501             400,694
   Shares issued for reorganization                      --                  --                  --                  --
   Dividends reinvested                                 6,803                   1               7,271               1,290
   Shares redeemed                                    (77,342)           (366,247)           (119,832)           (518,710)
                                                  -----------         -----------         -----------         -----------
   INVESTMENT A SHARES                                 87,028             140,060              (7,060)           (116,726)
                                                  -----------         -----------         -----------         -----------
INVESTMENT B SHARES:*
   Shares issued                                       33,670                --                  --                  --
   Dividends reinvested                                  --                  --                  --                  --
   Shares redeemed                                    (33,530)               --                  --                  --
                                                  -----------         -----------         -----------         -----------
   INVESTMENT B SHARES                                    140                --                  --
                                                  -----------         -----------         -----------         -----------
TOTAL NET INCREASE/(DECREASE) FROM
   CAPITAL TRANSACTIONS                               244,798             300,120              23,493            (157,927)
                                                  ===========         ===========         ===========         ===========

* Reflects the period of operations from October 11, 2000 to January 31, 2001.

                                       15

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
                                                     U.S. TREASURY                            TAX EXEMPT
                                                    MONEY MARKET FUND                       MONEY MARKET FUND
                                             --------------------------------       ---------------------------------
                                               YEAR ENDED        YEAR ENDED          YEAR ENDED           YEAR ENDED
                                             JAN. 31, 2001      JULY 31, 2000       JAN. 31, 2001       JULY 31, 2000
                                             -----------         -----------         -----------         -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                             $ 1,323,608         $ 2,529,768         $   218,453         $   207,941
   Dividends reinvested                            3,400               6,522                 319                --
   Shares redeemed                            (1,245,325)         (2,520,724)           (156,952)           (124,626)
                                             -----------         -----------         -----------         -----------
   INSTITUTIONAL SHARES:                     $    81,683         $    15,566         $    61,820         $    83,315
                                             -----------         -----------         -----------         -----------

INVESTMENT A SHARES:
   Shares issued                             $      --           $      --           $    34,254         $    25,797
   Dividends reinvested                             --                  --                   595                  63
   Shares redeemed                                  --                  --               (33,103)            (22,881)
                                             -----------         -----------         -----------         -----------
   INVESTMENT A SHARES                       $      --           $      --           $     1,746         $     2,979
                                             -----------         -----------         -----------         -----------
TOTAL NET INCREASE (DECREASE) FROM
  CAPITAL TRANSACTIONS                       $    81,683         $    15,566         $    63,566         $    86,294
                                             ===========         ===========         ===========         ===========

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                               1,323,608           2,529,765             218,453             207,941
   Dividends reinvested                            3,400               6,521                 319                --
   Shares redeemed                            (1,245,317)         (2,520,724)           (156,952)           (124,626)
                                             -----------         -----------         -----------         -----------
   INSTITUTIONAL SHARES:                          81,691              15,562              61,820              83,315
                                             -----------         -----------         -----------         -----------

INVESTMENT A SHARES:
   Shares issued                                    --                  --                34,254              25,797
   Dividends reinvested                             --                  --                   595                  63
   Shares redeemed                                  --                  --               (33,103)            (22,881)
                                             -----------         -----------         -----------         -----------
   INVESTMENT A SHARES                              --                  --                 1,746               2,979
                                             -----------         -----------         -----------         -----------
TOTAL NET INCREASE/(DECREASE) FROM
   CAPITAL TRANSACTIONS                           81,691              15,562              63,566              86,294
                                             ===========         ===========         ===========         ===========

                                       16

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (AMOUNTS IN THOUSANDS)

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services investment advisory fees at annual rates equal to the percentages that follow of the relevant Fund's average daily net assets: Prime Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund - 0.40%; and Tax Exempt Money Market Fund - 0.50%.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the six months ended January 31, 2001, the Advisor waived $78, $699 and $354 in advisory fees for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax Exempt Money Market Fund, respectively.

ADMINISTRATIVE FEE--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Funds. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the six months ended January 31 2001, the administrator waived $330, $96, and $466 in administration fees for the Prime Money Market Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively.

DISTRIBUTION SERVICES FEE--The Prime Money Market Fund, the Government Money Market Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares and Investment B Shares to finance activities intended to result in the sales of each Funds' Investment A Shares and Investment B Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares and up to 1.00% of the average daily net assets of the Investment B shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2001, the distributor waived $65 and $29 in distribution fees for the Government Money Market Fund and Tax Exempt Money Market Fund, respectively.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Certain officers and Trustees of the Trust are officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as officers and Trustees of the Trust.

(5) FEDERAL INCOME TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                      (This Page Intentionally Left Blank)

FIFTH THIRD PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                            JAN. 31, 2001                   YEAR ENDED JULY 31,
                                                           -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                           ------------    --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      3.11%(c)    5.53%       4.76%      5.25%       5.11%       5.20%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.52%(b)    0.52%       0.52%      0.52%       0.52%       0.49%
   Net investment income                          6.08%(b)    5.44%       4.66%      5.13%       4.99%       5.07%
   Expense waiver/reimbursement (a)               0.04%(b)    0.10%       0.11%      0.12%       0.09%       0.08%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $ 666,035   $ 508,414   $ 348,366  $ 368,348   $ 341,827   $ 300,821

                                             SIX MONTHS
                                               ENDED
                                            JAN. 31, 2001                     YEAR ENDED JULY 31,
                                                           ---------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                            -----------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.05        0.04       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.05        0.04       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      2.98%(c)    5.27%       4.53%      5.25%       5.11%       5.20%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.77%(b)    0.77%       0.75%      0.52%       0.52%       0.49%
   Net investment income                          5.84%(b)    5.29%       4.39%      5.13%       4.99%       5.06%
   Expense waiver/reimbursement (a)               0.04%(b)    0.10%       0.13%      0.47%       0.44%       0.40%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $302,108    $215,082    $ 75,024   $ 36,552    $ 33,438    $ 19,341


(See notes which are an integral part of the financial statements)

                                       20

FIFTH THIRD PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                PERIOD
                                                 ENDED
                                             JAN. 31, 2001*
                                              (UNAUDITED)
                                             ------------
INVESTMENT B SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03
                                               --------
   Total from investment operations                0.03
                                               --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)
                                               --------
   Total distributions                            (0.03)
                                               --------
NET ASSET VALUE, END OF PERIOD                 $   1.00
                                               ========
TOTAL RETURN                                      1.38%(c)

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.50%(b)
   Net investment income                          5.16%(b)
   Expense waiver/reimbursement (a)               0.04%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    139


* Reflects operations for the period from October 11,2000 (date of commencement of operations) to January 31, 2001.

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(b)  Annualized.

(c)  Not Annualized.


(See notes which are an integral part of the financial statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                            JAN. 31, 2001                   YEAR ENDED JULY 31,
                                                           -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                            ------------   --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      3.01%(b)    5.31%       4.60%      5.13%       5.01%       5.11%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.57%(c)    0.57%       0.56%      0.52%       0.51%       0.50%
   Net investment income                          5.89%(c)    5.17%       4.52%      5.02%       4.90%       4.99%
   Expense waiver/reimbursement (a)               0.04%(c)    0.07%       0.11%      0.12%       0.09%       0.07%


SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $ 242,341   $ 211,790   $ 252,987  $ 221,034   $ 162,543   $ 132,326

                                             SIX MONTHS
                                               ENDED
                                            JAN. 31, 2001                    YEAR ENDED JULY 31,
                                                           -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                            ------------   --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.05        0.04       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.05        0.04       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      2.91%(b)    5.10%       4.41%      5.13%       5.00%       5.11%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.77%(c)    0.77%       0.75%      0.52%       0.51%       0.51%
   Net investment income                          5.70%(c)    4.93%       4.26%      5.02%       4.90%       4.97%
   Expense waiver/reimbursement (a)               0.09%(c)    0.12%       0.17%      0.47%       0.44%       0.42%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $ 257,351   $ 264,393   $ 381,105  $ 150,286   $ 110,543   $  68,884

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(b)  Annualized.

(c)  Not Annualized.

(See notes which are an integral part of the financial statements)

                                       22

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                            ------------   --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.06        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.06        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.06)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.06)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      3.08%(c)    5.40%       4.68%      5.31%       5.11%       5.24%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.38%(b)    0.38%       0.38%      0.38%       0.42%       0.43%
   Net investment income                          6.03%(b)    5.26%       4.57%      5.19%       5.00%       5.10%
   Expense waiver/reimbursement (a)               0.25%(b)    0.24%       0.24%      0.24%       0.17%       0.12%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $ 953,340   $ 871,657   $ 856,286  $ 876,089   $ 539,087   $ 489,228

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(b)  Annualized.

(c)  Not Annualized.


(See notes which are an integral part of the financial statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS      YEAR        YEAR       PERIOD
                                               ENDED         ENDED       ENDED       ENDED
                                            JAN. 31, 2001  JULY 31,    JULY 31,    SEPT. 30,
                                             (UNAUDITED)     2000        1999*      1998**
                                            ------------   --------    --------   --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02        0.04        0.03      --
                                               --------    --------    --------   --------
   Total from investment operations                0.02        0.04        0.03      --
                                               --------    --------    --------   --------
LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.02)      (0.04)      (0.03)     --
                                               --------    --------    --------   --------
   Total distributions                            (0.02)      (0.04)      (0.03)     --
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00
                                               ========    ========    ========   ========
TOTAL RETURN                                      1.94%(a)    3.46%       2.24%(a)   2.74%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.33%(b)    0.31%       0.61%(b)   0.63%(b)
   Net investment income                          3.78%(b)    3.51%       2.66%(b)   3.09%(b)
   Expense waiver/reimbursement (c)               0.45%(b)    0.52%       0.33%(b)      --(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $162,815    $100,995    $  17,682  $  7,953

                                             SIX MONTHS      YEAR        YEAR
                                                ENDED        ENDED       ENDED         YEAR ENDED SEPTEMBER 3,
                                            JAN. 31, 2001  JULY 31,    JULY 31,   --------------------------------
                                             (UNAUDITED)     2000        1999*       1998       1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES***
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02        0.03        0.03       0.03        0.03        0.03
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.02        0.03        0.03       0.03        0.03        0.03
                                               --------    --------    --------   --------    --------    --------
LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.02)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.02)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                      1.90%(a)    3.40%       2.18%(a)   2.74%       2.72%       2.67%
RATIOS TO AVERAGE NET ASSETS:
   Net Expenses                                   0.40%(b)    0.38%       0.75%(b)   0.71%       0.80%       0.89%
   Net investment income                          3.74%(b)    3.33%       2.60%(b)   2.88%       2.79%       2.66%
   Expense waiver/reimbursement (c)               0.63%(b)    0.70%       0.44%(b)      --          --          --
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 31,439    $ 29,693    $ 26,715   $ 44,494    $ 60,284    $ 59,915

*    Reflects operations for the period from October 1, 1998 through July 31,
     1999.

** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.

***  Information for the period prior to September 21, 1998 is for the Tax
     Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax
     Exempt Money Market Fund.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

                                       24